PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8. PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2018	2019
Computer equipment and application software	$431	$293
Furniture and vehicles	576	630
Total	1,007	923
Less: Accumulated depreciation	(194)	(267)
Less: Provision for impairment	—	(503)
	$813	$153

Depreciation expense from continuing operations was $42,  $161 and $168 for the years ended December 31, 2017, 2018 and 2019, respectively.

Impairment loss was $nil,  $nil and $503  for the years ended December 31, 2017, 2018 and 2019, respectively.

Provision for impairment
Amount
Balance as of December 31, 2018	$—
Addition	(503)
Balance as of December 31, 2019	$(503)